Capital and financial risk management	6 Months Ended
Jun. 30, 2018
Capital and financial risk management [Abstract]
Capital and financial risk management
3.	Capital and financial risk management

3.1.	Capital management

The Company’s main objectives when managing capital are to safeguard its ability to continue as a going concern, to provide returns to shareholders, and maximize the shareholder value, provide better cash management to ensure availability of credit lines in order to maintain liquidity and obtain funds at the lowest cost possible.

The Company manages its capital structure based on the financial leverage ratio, defined as net debt divided by total equity, and adjustments are made considering the changes in economic conditions. Net debt is defined as loans, financing, and debentures, less cash and cash equivalents and marketable securities. Total capital is defined as equity plus net debt.

There were no changes in the objectives, policies or processes for managing capital during the six months ended June 30, 2018.

	June 30, 2018	December 31, 2017
Loans and financing (Note 12)	560,692	385,514
Debentures (Note 13)	942,088	1,068,979
(-) Cash and cash equivalents (Note 4)	(27,588)	(84,687)
(-) Marketable securities	(42)	(42)
Net debt	1,475,150	1,369,764

Capital deficiency	(569,418)	(455,904)
Equity and net debt	905,732	913,860
Financial leverage ratio - %	163%	150%